Annual Operating Expenses - FidelityWomensLeadershipFund-AMCIZPRO - FidelityWomensLeadershipFund-AMCIZPRO - Fidelity Women's Leadership Fund	Jun. 29, 2023
Fidelity Advisor Women's Leadership Fund - Class Z
Operating Expenses:
Management fee	0.48%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.20%
Total annual operating expenses	0.68%
Fidelity Advisor Women's Leadership Fund - Class I
Operating Expenses:
Management fee	0.48%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.32%
Total annual operating expenses	0.80%
Fidelity Advisor Women's Leadership Fund - Class M
Operating Expenses:
Management fee	0.48%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.39%
Total annual operating expenses	1.37%
Fidelity Advisor Women's Leadership Fund - Class A
Operating Expenses:
Management fee	0.48%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.36%
Total annual operating expenses	1.09%
Fidelity Advisor Women's Leadership Fund - Class C
Operating Expenses:
Management fee	0.48%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.38%
Total annual operating expenses	1.86%